File No. 333-136577

    As filed with the Securities and Exchange Commission on January 5, 2007
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                   FORM N-14
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. __
                     Post-Effective Amendment No.   1
                        (Check appropriate box or boxes)

                       FEDERATED INCOME SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)
                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 CORPORATE DRIVE
                      PITTSBURGH, PENNSYLVANIA 15237-7000
                    (Address of Principal Executive Offices)

                          JOHN W. MCGONIGLE, ESQUIRE
                           FEDERATED INVESTORS TOWER
                              1001 LIBERTY AVENUE
                      PITTSBURGH, PENNSYLVANIA 15222-3779
                    (Name and Address of Agent for Service)

                                   Copies to:

                          MATTHEW G. MALONEY, ESQUIRE
                             DICKSTEIN SHAPIRO LLP
                              1825 EYE STREET, NW
                             WASHINGTON, DC  20006
                                (202) 420-2200.

 It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

Title of Securities Being Registered:  Class A Shares and Institutional Shares,
                                 no par value,
                      of Federated Short-Term Income Fund;


      NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE
                   INVESTMENT COMPANY ACT OF 1940, AS AMENDED





PART C.     OTHER INFORMATION.

Item 15    Indemnification:

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.




Item 16.Exhibits:
        1.1   Conformed copy of Restatement and Amendment #8 to the Declaration of Trust of the Registrant; (13)
        1.2   Conformed copy of Amendment No. 9 to the Restated and Amended
              Declaration of Trust of the Registrant; (14)
        1.3   Conformed copy of Amendment No. 10 to the Declaration of Trust of the Registrant; (14)
        1.4   Conformed copy of Amendment No. 11 to the Declaration of Trust of the Registrant; (16)
        1.5   Conformed copy of Amendment No. 12 to the Declaration of Trust of the Registrant; (17)
        1.6   Conformed copy of Amendment No. 13 to the Declaration of Trust of the Registrant; (20)
        1.7   Conformed copy of Amendment No. 14 to the Declaration of Trust of the Registrant; (23)
        2.1   Copy of Amended and Restated By-Laws of the Registrant; (6)
        2.2   Copy of Amendment No. 4 to the By-Laws of the Registrant; (11)
        2.3   Copy of Amendment No. 5 to the By-Laws of the Registrant; (11)
        2.4   Copy of Amendment No. 6 to the By-Laws of the Registrant; (11)
        2.5   Copy of Amendment No. 7 to the By-Laws of the Registrant; (11)
        2.6   Copy of Amendment No. 8 to the By-Laws of the Registrant; (15)
        2.7   Copy of Amendment No. 9 to the By-Laws of the Registrant; (16)
        2.8   Copy of Amendment No. 10 to the By-Laws of the Registrant; (20)
        2.9   Copy of Amendment No. 11 to the By-Laws of the Registrant; (22)
        2.10  Copy of Amendment No. 12 to the By-Laws of the Registrant; (24)
        3     Not applicable
        4     Conformed copy of the Agreement and Plan of Reorganization *
        5     Copy of Specimen Certificate for Shares of Beneficial Interest of
              the Registrant; (8)
        6.1   Conformed copy of Investment Advisory Contract of the Registrant
              (including Exhibit A); (12)
        6.2   Conformed copy of Exhibit B to the Investment Advisory Contract of the Registrant; (12)
        6.3   Conformed copy of Exhibit C to the Investment Advisory Contract of the Registrant; (14)
        6.4   Conformed copy of Exhibit D to the Investment Advisory Contract of the Registrant; (16)
        6.5   Conformed copy of Amendment to Investment Advisory Contract of
              Registrant; (13)
        6.6   Conformed copy of Investment Advisory Contract of the Registrant
              (Federated Capital Income Fund only); (15)
        6.7   Conformed copy of Assignment of Investment Advisory contract of the Registrant (Federated Capital Income Fund only); (16)
        6.8   Conformed copy of the Sub-Advisory Agreement including Exhibit A of the Registrant (Federated Capital Income Fund only); (16)
        6.9   Conformed copy of Assignment of Investment Advisory Contract of the Registrant (Federated Muni and Stock Advantage Fund only);(16)
        6.10  Conformed copy of Sub-Advisory Agreement including Exhibit A of the Registrant (Federated Muni and Stock Advantage Fund only);(16)
        7.1   Conformed copy of Distributor's Contract of the Registrant
              (including Exhibits A and B); (12)
        7.2   Conformed copy of Exhibit C to Distributor's Contract of the
              Registrant; (8)
        7.3   Conformed copy of Exhibit D to Distributor's Contract of the
              Registrant; (8)
        7.4   Conformed copy of Exhibit E to the Distributor's Contract of the
              Registrant; (14)
        7.5   Conformed copy of Exhibit F to the Distributor's Contract of the
              Registrant; (14)
        7.6   Conformed copy of Exhibit G to the Distributor's Contract of the
              Registrant; (15)
        7.7   Conformed copy of Exhibit H to the Distributor's Contract of the
              Registrant; (15)
        7.8   Conformed copy of Exhibit I to the Distributor's Contract of the
              Registrant; (15)
        7.9   Conformed copy of Exhibit J, Exhibit K, Exhibit L and Exhibit M to the Distributor's Contract of the Registrant; (16)
        7.10  Conformed copy of Amendment to Distributor's Contract of
              Registrant; (13)
        7.11  Conformed copy of Amendment dated October 01, 2003 to
              Distributor's Contract of the Registrant (16)
        7.12  Conformed copy of Distributor's Contract of the Registrant (Class
              B Shares of Federated Capital Income Fund only); (15)
        7.13  The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds
              Service Agreement; and Plan/Trustee Mutual Funds Service Agreement
              from Item 24(b)(6)(ii)-(iv) of the Cash Trust Series II
              Registration Statement on Form N-1A, filed with the Commission on
              July 24, 1995 (File Nos. 33-38550 and 811-6269);
        8     Not applicable;
        9.1   Conformed copy of Custodian Agreement of the Registrant; (10)
        9.2   Conformed copy of Custodian Fee Schedule; (11)
        9.3   Conformed copy of Amendment to Custodian Contract; (13)
        10.1  Conformed copy of Distribution Plan of the Registrant (including
              Exhibits A through E); (20)
        10.2  The responses described in Item 16(7.13) are hereby incorporated by reference;
        10.3  The Registrant hereby incorporates the Copy of the Multiple Class
              Plan and attached Exhibits from Item (n) of the Federated Total
              Return Government Bond Fund Registration Statement on Form N-1A,
              filed with the Commission on April 28, 2006. (File Nos. 33-60411 and 811-07309)
        11    Conformed copy of the Opinion and Consent of Counsel as to
              Legality of Shares Being Registered; *
        12    Conformed copy of the Opinion of Reed Smith LLP regarding tax consequences of Reorganization; *
        13.1  Conformed copy of Amended and Restated Agreement for Fund
              Accounting Services, Administrative Services, Transfer Agency
              Services and Procurement; (11)
        13.2  The Registrant hereby incorporates the conformed copy of
              Amendment No. 2 to the Amended & Restated Agreement for Fund
              Accounting Services, Administrative Services, Transfer Agency
              Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration
              Statement on Form N-1A, filed with the Commission on March 30,
              2004. (File Nos.2-75769 and 811-3387);
        13.3  The responses and exhibits described in Item 23(e)(xiii) are hereby incorporated by reference;
        13.4  The Registrant hereby incorporates the conformed copy of the
              Second Amended and Restated Services Agreement, with attached
              Schedule 1 revised 6/30/04, from Item 22(h)(vii) of the Cash
              Trust Series,  Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and
              811-5843);
        13.5  The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative
              Services and the Registrant from Item 22(h)(iv) of the Federated
              Total Return Series, Inc. Registration Statement on Form N-1A,
              filed with the Commission on November 29, 2004. (File Nos. 33-
              50773 and 811-7115);
        13.6  The Registrant hereby incorporates the conformed copy of Transfer
              Agency and Service Agreement between the Federated Funds and
              State Street Bank and Trust Company from Item 23(h)(ix)of the
              Federated Total Return Government Bond Fund Registration
              Statement on Form N-1A, filed with the Commission on April 28,
              2006. (File Nos. 33-60411 and 811-07309);
        13.7  The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative
              Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the
              Cash Trust Series, Inc. Registration Statement on Form N-1A,
              filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);
        14.1  Conformed copy of Consent of Independent Registered Public
              Accounting Firm of Federated Short-Term Income Fund, Ernst &
              Young LLP; (25)
        14.2  Conformed copy of Consent of Independent Registered Public
              Accounting Firm of MDT Short-Term Bond Fund,
              PricewaterhouseCoopers;(25)
        15    Not applicable;
        16.1  Conformed copy of Power of Attorney of the Registrant; (25)
        16.2  Conformed copy of Certification of Resolutions adopted by the
              Board of Trustees; (25)
        16.3  Conformed copy of Power of Attorney of the Registrant; *
        17    Form of Proxy of Federated Short-Term Income Fund; (25)


_______________________
*     All exhibits are being filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed June 25, 1991. (File Nos. 33-3164 and 811-4577).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29, 1998. (File Nos. 33-3164 and 811-4577).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and 811-4577).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 26, 2002. (File Nos. 33-3164 and 811-4577).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed May 29, 2003. (File Nos. 33-3164 and 811- 4577).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed June 30, 2003. (File Nos. 33-3164 and 811-4577).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed January 30, 2004. (File Nos. 33-3164 and 811-4577).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed March 31, 2004. (File Nos. 33-3164 and 811-4577).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 49 on Form N-1A filed October 15, 2004. (File Nos. 33-3164 and 811- 4577).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed June 28, 2005. (File Nos. 33-3164 and 811- 4577).
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 55 on Form N-1A filed November 23, 2005. (File Nos. 33-3164 and 811-4577).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed January 26, 2006. (File Nos. 33-3164 and 811- 4577).
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed June 7, 2006. (File Nos. 33-3164 and 811- 4577).
25. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-14 filed on April 14, 2006. (File No. 333-136577)



Item 17.    Undertakings


      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.



      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, the Registration Statement has been signed on behalf of the Registrant, in the City of Pittsburgh, and the Commonwealth of Pennsylvania on January 5, 2007.

                       FEDERATED INCOME SECURITIES TRUST

                  By: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                        TITLE                  DATE

By:   /s/ Todd P. Zerega             Attorney In Fact            January 5, 2007
      Todd P. Zerega                 For the Persons
      ASSISTANT SECRETARY            Listed Below

NAME                                        TITLE

John F. Donahue*                          Trustee

J. Christopher Donahue*                   President and Trustee
                                          (Principal Executive Officer)

Richard A. Novak*                         Treasurer
                                          (Principal Financial Officer)

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

Nicholas P. Constantakis*                 Trustee

John F. Cunningham*                       Trustee

Lawrence D. Ellis, M.D.*                  Trustee

Peter E. Madden*                          Trustee

Charles F. Mansfield, Jr.*                Trustee

John E. Murray, Jr., J.D., S.J.D.*        Trustee

Thomas O'Neill*                           Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh*                            Trustee

James F. Will*                            Trustee
* By Power of Attorney